Significant Accounting Policies - Net income (loss) per share and Cash and Cash Equivalents (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)
Significant Accounting Policies
Interest income earned on Trust Account	$ 188,589	$ 691,470
Franchise taxes	50,000	140,548
Aggregate limit of working capital	1,000,000	1,000,000
Income tax expense	11,617	65,470
Cash equivalents	$ 0	$ 0
Public Offering
Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive | shares	17,250,000
Private placement warrants
Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive | shares	10,033,333